SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Schedule of Capital

Overview of capital transactions

Shares
Number of shares outstanding on January 1, 2015	54,014,159

Exercise of warrants - January 19, 2015	115,946
Exercise of warrants - March 16, 2015	174,302
Exercise of warrants - April 17, 2015	20,165
Exercise of warrants - June 3, 2015	83,000
Exercise of warrants - July 17, 2015	79,885
Exercise of warrants - July 29, 2015	24,967
Exercise of warrants - October 19, 2015	5,200
Exercise of warrants - December 7, 2015	7,250
Exercise of warrants - December 15, 2015	287,500

Number of shares outstanding on January 1, 2016	54,812,374

Exercise of warrants - January 18, 2016	288,170
Exercise of warrants - February 17, 2016	7,521
Exercise of warrants - March 17, 2016	210,741
Exercise of warrants - April 20, 2016	18,400
Private placement - June 1, 2016	5,533,720
Exercise of warrants - July 19, 2016	39,818
Exercise of warrants - October 18, 2016	10,050
Exercise of warrants - November 9, 2016	938

Number of shares outstanding on January 1, 2017	60,921,732

Exercise of warrants - January 17, 2017	154,342
Exercise of warrants - April 19, 2017	57,125
Exercise of warrants - July 18, 2017	19,833
Exercise of warrants - August 8, 2017	16,700
Exercise of warrants - September 13, 2017	249,563
Exercise of warrants - October 19, 2017	156,849
IPO Nasdaq - October 27, 2017	11,430,000
IPO Nasdaq - October 30, 2017	1,714,500

Number of shares outstanding on December 31, 2017	74,720,644